Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	[1]	$ 131,334	$ 524,876	$ 530,614
Adjusted EBITDA		(121,813)	26,643	67,644
Depreciation and amortization		(29,680)	(22,796)	(15,125)
Stock-based compensation		(7,312)	(11,686)	(6,766)
Impairment charges		(1,917)		(363)
Restructuring charges		(13,360)		0
Acquisition Transaction Costs		(3,135)	(1,081)
Operating (loss) / income		(177,217)	(8,920)	45,390
Financial income		12,910
Financial expense			(17,215)	(19,167)
Income loss before income tax		(164,307)	(26,135)	26,223
Income tax benefit / (expense)		21,438	5,225	(7,069)
Net loss for the year		(142,869)	(20,910)	19,154
Net loss attributable to redeemable non-controlling interest		282
Net loss attributable to Despegar.com, Corp		(142,587)	(20,910)	19,154
Operating Segments [member] | Air [member]
Segment Reporting Information [Line Items]
Revenue		62,713	201,638	214,804
Adjusted EBITDA		(32,890)	3,346	27,790
Depreciation and amortization		(9,784)	(7,716)	(4,630)
Operating (loss) / income		(42,674)	(4,370)	23,160
Operating Segments [member] | Packages, Hotels and Other Travel Products [member]
Segment Reporting Information [Line Items]
Revenue		68,621	323,238	315,810
Adjusted EBITDA		(82,377)	36,546	37,739
Depreciation and amortization		(9,784)	(7,716)	(4,582)
Operating (loss) / income		(92,161)	28,830	33,157
Unallocated [member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		(6,546)	(13,249)	2,115
Depreciation and amortization		(10,112)	(7,364)	(5,913)
Stock-based compensation		(7,312)	(11,686)	(6,766)
Impairment charges		(1,917)		(363)
Restructuring charges		(13,360)
Acquisition Transaction Costs		(3,135)	(1,081)
Operating (loss) / income		$ (42,382)	$ (33,380)	$ (10,927)

[1]	Includes $7,066, $38,760 and $43,975 for related party transactions for the years 2020, 2019 and 2018, respectively. See Note 22.